Fair Value of Financial Instruments and Risk Management - Summary of Fair Values and Carrying Values of Long-Term Debt (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt, face amount	$ 13,229,000,000
Carrying Value	13,196,000,000	$ 13,108,000,000
Fair Value	15,162,000,000	16,098,000,000
$300 million of MTN Series 39 notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Long-term debt, face amount	300,000,000
Carrying Value	0	303,000,000
Fair Value	0	303,000,000
Other Notes and Debentures [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	13,196,000,000	12,805,000,000
Fair Value	$ 15,162,000,000	$ 15,795,000,000